Restructuring (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Restructuring and Related Charges:
Total restructuring charge	$ 263.8
Beginning Balance	1.7	$ 7.7	$ 8.8
Charge to expense	15.4	20.8	38.8
Cash payments	(16.5)	(23.9)	(31.7)
Noncash utilization	(0.1)	(2.9)	(8.2)
Ending Balance	0.5	1.7	7.7
Long-Lived Asset Charges [Member]
Restructuring and Related Charges:
Total restructuring charge	102.7
Beginning Balance	0.0	0.0	0.0
Charge to expense	0.1	2.7	8.2
Cash payments	0.0	0.0	0.0
Noncash utilization	(0.1)	(2.7)	(8.2)
Ending Balance	0.0	0.0	0.0
Employee Separation [Member]
Restructuring and Related Charges:
Total restructuring charge	64.0
Beginning Balance	1.7	7.7	8.8
Charge to expense	0.5	2.6	3.4
Cash payments	(1.7)	(8.4)	(4.5)
Noncash utilization	0.0	(0.2)	0.0
Ending Balance	0.5	1.7	7.7
Site Preparation and Equipment Relocation [Member]
Restructuring and Related Charges:
Total restructuring charge	45.5
Beginning Balance	0.0	0.0	0.0
Charge to expense	5.3	7.2	13.4
Cash payments	(5.3)	(7.2)	(13.4)
Noncash utilization	0.0	0.0	0.0
Ending Balance	0.0	0.0	0.0
Production Start-up [Member]
Restructuring and Related Charges:
Total restructuring charge	42.2
Beginning Balance	0.0	0.0	0.0
Charge to expense	8.4	7.2	10.8
Cash payments	(8.4)	(7.2)	(10.8)
Noncash utilization	0.0	0.0	0.0
Ending Balance	0.0	0.0	0.0
Other Costs [Member]
Restructuring and Related Charges:
Total restructuring charge	9.4
Beginning Balance	0.0	0.0	0.0
Charge to expense	1.1	1.1	3.0
Cash payments	(1.1)	(1.1)	(3.0)
Noncash utilization	0.0	0.0	0.0
Ending Balance	$ 0.0	$ 0.0	$ 0.0